Intangible asset (Details Narrative) - Ordinary Shares [Member] - November 13, 2023 [Member] $ in Millions	Nov. 13, 2023 USD ($) shares
Statement [Line Items]
Payment for right to use land | $	$ 6.3
Restricted class A ordinary shares, shares issued | shares	18,007,046